Subsidiary Entities and Subsidiary Companies (Detail)	6 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [line items]
Proportion of ownership interest held	100.00%
PMI CIM
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	98.33%
COMESA
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	60.00%